Dividends and Buyback of equity shares - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions		12 Months Ended
	Mar. 25, 2022 ₨ / shares	Mar. 31, 2023 INR (₨) ₨ / shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨) ₨ / shares	Mar. 31, 2021 INR (₨) ₨ / shares shares
Disclosure of dividends [line items]
Cash dividends paid per equity share | ₨ / shares	₨ 5	₨ 6		₨ 1	₨ 1
Number of shares approved for buyback | shares					237,500,000
Total cash outflow on buyback of shares					₨ 116,445
Payments on buyback of shares		₨ 0	$ 0	₨ 0	95,199
Reduction in share capital related to buyback					475
Tax on Buyback of Shares					21,445
Interim dividend payable		₨ 0		₨ 27,337
Securities premium reserve [member]
Disclosure of dividends [line items]
Payments on buyback of shares					1,427
Retained earnings [member]
Disclosure of dividends [line items]
Payments on buyback of shares					115,018
Capital Redemption Reserve [member]
Disclosure of dividends [line items]
Payments on buyback of shares					₨ 475